Equity and share capital (Details) (Stock Options, Stock Option 2007 Plan)	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011
Stock Options | Stock Option 2007 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.09%		1.64%
Expected lives	2 years 9 months 18 days		3 years
Expected volatility	80.00%	[1]	80.00%	[1]
Expected dividend per share
Forfeiture rate	5.00%		5.00%

[1]	Expected volatility has been based on historical volatility of the Company's publicly traded shares.